Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Total lease expense	$ 290,296	$ 287,815	$ 95,032
Measurement of lease liabilities	290,405	279,282
Amortization of ROU assets	$ 301,930	$ 256,137